UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund:  BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield
California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 101.0%
Corporate — 1.7%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$975	$1,161,264
Series D, 5.88%, 1/01/34	4,000	4,764,160

		5,925,424
County/City/Special District/School District — 36.3%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,777,200
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,008,620
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 9/01/34	2,635	3,125,321
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,877,534
6.50%, 5/01/42	1,860	2,277,533
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,996,613
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,780,160
El Monte Union High School District, GO, Election of 2002, Series C, 5.25%, 6/01/32	9,620	10,725,338
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,358,825
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,479,800
Los Angeles Community College District California, GO:
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,000	10,683,700
Election of 2008, Series C, 5.25%, 8/01/39	7,485	8,673,468
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E, 5.75%, 9/01/34	1,215	1,420,408
Municipal Bonds	Par (000)	Value

California (continued)
County/City/Special District/School District (concluded)
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	$4,625	$5,338,267
Norris School District, GO, Election of 2012, Series B, 5.25%, 11/01/40	3,110	3,579,206
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,659,240
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,048,637
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,727,395
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,966,500
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,100	4,702,700
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	4,935	5,081,076
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,210	6,978,612
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,912,850

		129,179,003
Education — 8.3%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,979,750
San Francisco University, 6.13%, 10/01/36	1,745	2,132,058
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,203,118
California School Finance Authority, RB:
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,680,465

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Education (concluded)
California School Finance Authority, RB (concluded):
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.30%, 7/01/43	$3,000	$3,402,210
Value Schools, 6.65%, 7/01/33	595	646,741
Value Schools, 6.90%, 7/01/43	1,330	1,455,911
University of California, RB, Series AM, 5.25%, 5/15/44	11,950	13,939,317

		29,439,570
Health — 18.3%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series A, 6.00%, 8/01/30	2,270	2,785,880
California Health Facilities Financing Authority, RB:
Children's Hospital, Series A, 5.25%, 11/01/41	11,090	12,249,459
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,164,330
Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,000	10,725,300
Sutter Health, Series B, 6.00%, 8/15/42	7,530	9,104,372
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,690,800
Stanford Hospital and Clinics, Series A-2, 5.25%, 11/15/40	2,500	2,913,125
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series B, 5.25%, 3/01/45	2,590	2,672,725
Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,666,595
Municipal Bonds	Par (000)	Value

California (continued)
Health (concluded)
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	$1,625	$1,949,399

		64,921,985
Housing — 1.0%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,502,485
State — 11.8%
State of California, GO, Various Purposes:
6.00%, 4/01/38	13,575	16,265,972
6.00%, 11/01/39	3,355	4,086,893
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	1,505	1,814,759
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	12,164,900
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	257,998
Various Capital Project, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,433,516
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,821,830

		41,845,868
Tobacco — 1.5%
Golden State Tobacco Securitization Corp., Refunding RB, Asset Backed, Senior, Series A-1, 5.75%, 6/01/47	6,525	5,300,323
Transportation — 9.4%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	6,201,730
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,650,096

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
Transportation (concluded)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	$3,605	$4,121,561
Senior, 5.00%, 5/15/40	3,750	4,266,600
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,133,310
5.75%, 3/01/34	1,000	1,148,180
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,643,838
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,354,210
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,441,660
Senior Series B, 5.75%, 7/01/39	900	1,025,244
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,493,332

		33,479,761
Utilities — 12.7%
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,510,280
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,220,235
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,932,120
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	8,430	9,411,589
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,035	3,415,255
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	5,595	6,169,159
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,474,304
5.25%, 5/01/33	2,810	3,292,758
Municipal Bonds	Par (000)	Value

California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	$3,920	$4,541,712
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	3,070	3,532,956
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,480	2,851,653

		45,352,021
Total Municipal Bonds — 101.0%		358,946,440

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)

California — 49.4%
County/City/Special District/School District — 21.4%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	11,141,256
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	16,655,315
Election of 2008, Series C, 5.25%, 8/01/39 (b)	9,680	11,217,184
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/33	3,828	4,623,369
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,953,672
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	6,000	6,180,660

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)	Par (000)	Value

California (continued)
County/City/Special District/School District (concluded)
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	$15,520	$17,223,010

		75,994,466
Education — 11.4%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (b)	13,845	15,660,218
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	9,084,120
Series L, 5.00%, 5/15/40	11,597	12,393,863
Series O, 5.75%, 5/15/34	2,805	3,298,390

		40,436,591
Utilities — 16.6%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,301,024
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,484,315
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	7,741,188
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	22,052,400
Series C, 5.00%, 7/01/35	7,145	7,576,894

		59,155,821
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 49.4%		175,586,878
Total Long-Term Investments (Cost — $481,904,099) — 150.4%		534,533,318
Short-Term Securities	Shares	Value

California (concluded)
Money Market — 0.5%
BIF California Municipal Money Fund, 0.00% (c)(d)	1,834,578	$1,834,578

Short-Term Securities – 0.5%	Par (000)
California School Cash Reserve Program Authority, RB, Series G, 2.00%, 2/27/15	$1,665	1,673,254
Total Short-Term Securities (Cost — $3,507,832) — 1.0%		3,507,832
Total Investments (Cost — $485,411,931*) — 151.4%		538,041,150
Other Assets Less Liabilities — 1.8%		6,590,293
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.4%)		(83,297,714)
VRDP Shares, at Liquidation Value — (29.8%)		(105,900,000)

Net Assets Applicable to Common Shares — 100.0%		$355,433,729

*	As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$402,115,087

Gross unrealized appreciation	$52,629,219
Gross unrealized depreciation	(13,552)

Net unrealized appreciation	$52,615,667

Notes to Schedule of Investments
(a)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(b)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire from October 1, 2016 to August 1, 2018 is $14,709,685.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

BIF California Municipal Money Fund	1,241,527	593,051	1,834,578	—

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(220)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$27,799,063	$(168,746)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2014 5

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds [1]	—	$534,533,318	—	$534,533,318
Short-Term Securities	$1,834,578	1,673,254	—	3,507,832
Total	$1,834,578	$536,206,572	—	$538,041,150

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(168,746)	—	—	$(168,746)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$302,000	—	—	$302,000
Liabilities:
TOB trust certificates	—	$(83,283,292)	—	(83,283,292)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	$302,000	$(189,183,292)	—	$(188,881,292)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2014 6

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: December 23, 2014